Real Estate Transactions	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
REAL ESTATE TRANSACTIONS
REAL ESTATE TRANSACTIONS
2012 Property Acquisition
During the year ended December 31, 2012, the Company acquired a 100% interest in one commercial property for a purchase price of $7.6 million (the “2012 Acquisition”). The Company purchased the 2012 Acquisition with a combination of proceeds from the DRIP Offering, cash flows from operations and net proceeds from borrowings. The Company allocated the purchase price of the 2012 Acquisition to the fair value of the assets acquired. The following table summarizes the purchase price allocation (in thousands):

December 31, 2012
Land	$1,858
Building and improvements	5,073
Acquired in-place leases	624
Acquired above market leases	36
Total purchase price	$7,591

The Company recorded revenue for the year ended December 31, 2012 of $77,000, and net loss for the year ended December 31, 2012 of $168,000, related to the 2012 Acquisition. In addition, the Company recorded $233,000 of acquisition related expenses for the year ended December 31, 2012.
2011 Property Acquisitions
During the year ended December 31, 2011, the Company acquired a 100% interest in 28 commercial properties for an aggregate purchase price of $100.7 million (the “2011 Acquisitions”). The Company purchased the 2011 Acquisitions with a combination of proceeds from the DRIP Offering, cash flows from operations and net proceeds from borrowings. The Company allocated the purchase price of the 2011 Acquisitions to the fair value of the assets acquired and liabilities assumed. The following table summarizes the purchase price allocation (in thousands):

December 31, 2011
Land	$29,570
Building and improvements	57,405
Acquired in-place leases	14,139
Acquired above market leases	835
Acquired below market leases	(1,232)
Total purchase price	$100,717

The Company recorded revenue for the year ended December 31, 2011 of $6.0 million, and net income for the year ended December 31, 2011 of $1.0 million, related to the 2011 Acquisitions. In addition, the Company recorded $3.0 million of acquisition related expenses for the year ended December 31, 2011.
The following information summarizes selected financial information from the combined results of operations of the Company, as if all of the 2011 Acquisitions were completed on January 1, 2010 for each period presented below. The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the years ended December 31, 2011 and 2010, respectively (in thousands):

	December 31, 2011	December 31, 2010
Pro forma basis (unaudited):
Revenue	$283,515	$279,310
Net income	$57,506	$32,261

The unaudited pro forma information for the year ended December 31, 2011 was adjusted to exclude $3.0 million of acquisition costs related to the 2011 Acquisitions. These costs were recognized in the unaudited pro forma information for the year ended December 31, 2010. The unaudited pro forma information is presented for informational purposes only and may not be indicative of what actual results of operations would have been had the transactions occurred at the beginning of 2010, nor does it purport to represent the results of future operations.
2012 Other Investments in Real Estate
During the year ended December 31, 2012, the Company paid a tenant improvement allowance of $8.8 million for expansion and improvements to two existing properties, for which the Company will receive additional rents. Such costs were capitalized to building and improvements and will be depreciated over their estimated useful lives.
2011 Other Investment in Real Estate
During the year ended December 31, 2011, the Company paid a tenant improvement allowance of $12.0 million for an expansion and improvements to an existing property, including the conversion of an existing warehouse into office space and the construction of a parking area, for which the Company will receive additional rents. Such costs were capitalized to buildings and improvements and will be depreciated over their estimated useful life.
2012 Dispositions
During the year ended December 31, 2012, the Company sold two properties for a gross sales price of $7.5 million (the “2012 Dispositions”). The transaction resulted in net cash proceeds of $7.3 million to the Company and a gain of $552,000. In connection with this sale, $215,000 of straight-line rent receivables were written off as a reduction to the gain. The Company has no continuing involvement with the 2012 Dispositions. The Company recorded revenue of $610,000, $633,000 and $633,000 for the years ended December 31, 2012, 2011 and 2010, respectively, related to the 2012 Dispositions. In addition, the Company recorded net income, excluding the gain on sale, of $24,000, $154,000 and $147,000 for the years ended December 31, 2012, 2011 and 2010, respectively, related to the 2012 Dispositions. The results of operations for the 2012 Dispositions have not been presented as discontinued operations on the Company’s consolidated statements of operations because the 2012 Dispositions are not considered to be a material component of the Company’s operations.
In addition, on September 28, 2012, the Company sold 100% of its interest in an unconsolidated joint venture that owned a 386,000 square foot multi-tenant retail building, Independence Commons, for cash proceeds of $21.2 million, which approximated its carrying amount, as discussed in Note 3 to these consolidated financial statements.
2011 Dispositions
On September 30, 2011, the Company sold 100% of its interest in an unconsolidated joint venture that owned and operated ten self-storage properties located in Arizona for net cash proceeds of $18.8 million. The Company recorded a gain on the sale of $5.2 million. The Company did not dispose of any additional properties during the year ended December 31, 2011.